UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21918
                                                     ---------

                        Oppenheimer Absolute Return Fund
                        --------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                         Date of fiscal year end: May 31
                                                  ------

                      Date of reporting period: 02/29/2008
                                                ----------


ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS FEBRUARY 29, 2008 / UNAUDITED

                                                                               SHARES       VALUE
                                                                             ----------   ----------
COMMON STOCKS -- 35.0%
CONSUMER DISCRETIONARY -- 2.4%
AUTOMOBILES -- 0.5%
Volkswagen AG                                                                       230   $   52,463
                                                                             ----------   ----------
Volkswagen AG, Preference                                                           375       52,036
                                                                                          ----------
                                                                                             104,499
                                                                                          ----------
DIVERSIFIED CONSUMER SERVICES -- 0.2%
Apollo Group, Inc., Cl. A (1)                                                       700       42,966
                                                                             ----------   ----------
HOTELS, RESTAURANTS & LEISURE -- 0.2%
PartyGaming plc (1)                                                             100,078       51,747
                                                                             ----------   ----------
MEDIA -- 1.0%
PagesJaunes Groupe SA                                                             2,689       50,133
                                                                             ----------   ----------
Reuters Group plc                                                                 4,304       51,100
                                                                             ----------   ----------
SES, FDR                                                                          2,154       53,157
                                                                             ----------   ----------
Yellow Pages Income Fund                                                          4,364       47,486
                                                                                          ----------
                                                                                             201,876
                                                                                          ----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
Onward Holdings Co. Ltd.                                                          5,000       48,702
                                                                             ----------   ----------
Wacoal Corp.                                                                      3,000       45,304
                                                                                          ----------
                                                                                              94,006
                                                                                          ----------
CONSUMER STAPLES -- 2.4%
BEVERAGES -- 0.3%
Lion Nathan Ltd.                                                                  6,119       53,818
                                                                             ----------   ----------
FOOD & STAPLES RETAILING -- 0.3%
Etablissements Economiques du Casino
Guichard-Perrachon SA                                                               474       53,776
                                                                             ----------   ----------
FOOD PRODUCTS -- 0.5%
Archer-Daniels-Midland Co.                                                        1,138       51,324
                                                                             ----------   ----------
Nippon Meat Packers, Inc.                                                         5,000       61,456
                                                                                          ----------
                                                                                             112,780
                                                                                          ----------
HOUSEHOLD PRODUCTS -- 0.2%
LG Household & Health Care Ltd. (1)                                                 286       52,160
                                                                             ----------   ----------
PERSONAL PRODUCTS -- 0.3%
Natura Cosmeticos SA                                                              5,333       54,241
                                                                             ----------   ----------
TOBACCO -- 0.8%
Altria Group, Inc.                                                                  700       51,198
                                                                             ----------   ----------
KT&G Corp.                                                                          605       50,124
                                                                             ----------   ----------
Souza Cruz SA                                                                     1,893       55,466
                                                                                          ----------
                                                                                             156,788
                                                                                          ----------
ENERGY -- 6.2%
ENERGY EQUIPMENT & SERVICES -- 0.9%
Precision Drilling Trust (2)                                                      3,028       67,221
                                                                             ----------   ----------
Transocean, Inc.                                                                    453       63,651
                                                                             ----------   ----------
WorleyParsons Ltd.                                                                1,450       49,556
                                                                                          ----------
                                                                                             180,428
                                                                                          ----------
OIL, GAS & CONSUMABLE FUELS -- 5.3%
Anadarko Petroleum Corp.                                                            872       55,581
                                                                             ----------   ----------
Apache Corp.                                                                        567       65,041
                                                                             ----------   ----------
ARC Energy Trust                                                                  2,345       56,132
                                                                             ----------   ----------

                      1 | OPPENHEIMER ABSOLUTE RETURN FUND

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS FEBRUARY 29, 2008 / UNAUDITED

                                                                               SHARES       VALUE
                                                                             ----------   ----------
OIL, GAS & CONSUMABLE FUELS CONTINUED
BG Group plc                                                                      2,372   $   55,881
                                                                             ----------   ----------
Chesapeake Energy Corp. (3)                                                       1,387       62,720
                                                                             ----------   ----------
Chevron Corp.                                                                       651       56,416
                                                                             ----------   ----------
ConocoPhillips                                                                      600       49,626
                                                                             ----------   ----------
CONSOL Energy, Inc.                                                                 714       54,250
                                                                             ----------   ----------
Enerplus Resources Fund, Series G                                                 1,345       58,009
                                                                             ----------   ----------
Harvest Energy Trust                                                              2,319       56,759
                                                                             ----------   ----------
Hess Corp.                                                                          521       48,547
                                                                             ----------   ----------
Marathon Oil Corp.                                                                1,037       55,127
                                                                             ----------   ----------
Noble Energy, Inc.                                                                  645       49,923
                                                                             ----------   ----------
Occidental Petroleum Corp.                                                          757       58,569
                                                                             ----------   ----------
Provident Energy Trust                                                            5,257       57,524
                                                                             ----------   ----------
S-Oil Corp.                                                                         743       52,539
                                                                             ----------   ----------
Sunoco, Inc.                                                                        811       49,536
                                                                             ----------   ----------
TonenGeneral Sekiyu K.K.                                                          6,000       56,924
                                                                             ----------   ----------
Valero Energy Corp.                                                                 842       48,642
                                                                             ----------   ----------
XTO Energy, Inc.                                                                  1,000       61,710
                                                                                          ----------
                                                                                           1,109,456
                                                                                          ----------
FINANCIALS -- 7.3%
CAPITAL MARKETS -- 1.6%
3i Group plc                                                                      2,802       45,544
                                                                             ----------   ----------
American Capital Strategies Ltd.                                                  1,387       50,334
                                                                             ----------   ----------
CI Financial Income Fund                                                          2,333       54,755
                                                                             ----------   ----------
Deutsche Bank AG                                                                    460       50,792
                                                                             ----------   ----------
Goldman Sachs Group, Inc. (The)                                                     248       42,068
                                                                             ----------   ----------
ICAP plc                                                                          3,886       48,315
                                                                             ----------   ----------
Lehman Brothers Holdings, Inc.                                                      800       40,792
                                                                                          ----------
                                                                                             332,600
                                                                                          ----------
COMMERCIAL BANKS -- 1.4%
BB&T Corp.                                                                        1,500       46,695
                                                                             ----------   ----------
Comerica, Inc.                                                                    1,200       43,488
                                                                             ----------   ----------
Credit Agricole SA                                                                1,695       46,088
                                                                             ----------   ----------
Hypo Real Estate Holding AG                                                       1,652       46,836
                                                                             ----------   ----------
Natixis                                                                           3,066       44,992
                                                                             ----------   ----------
U.S. Bancorp                                                                      1,600       51,232
                                                                                          ----------
                                                                                             279,331
                                                                                          ----------
DIVERSIFIED FINANCIAL SERVICES -- 0.2%
JPMorgan Chase & Co.                                                              1,100       44,715
                                                                             ----------   ----------
INSURANCE -- 3.0%
ACE Ltd.                                                                            844       47,467
                                                                             ----------   ----------
Allstate Corp.                                                                    1,107       52,837
                                                                             ----------   ----------
Assurant, Inc.                                                                      784       49,039
                                                                             ----------   ----------
Chubb Corp. (4)                                                                     965       49,119
                                                                             ----------   ----------
Cincinnati Financial Corp.                                                        1,344       49,956
                                                                             ----------   ----------
Fairfax Financial Holdings Ltd.                                                     158       48,139
                                                                             ----------   ----------
Hartford Financial Services Group, Inc. (The)                                       600       41,940
                                                                             ----------   ----------
Hyundai Marine & Fire Insurance Co. Ltd.                                          2,340       52,363
                                                                             ----------   ----------
Legal & General Group plc                                                        19,733       48,484
                                                                             ----------   ----------
Muenchener Rueckversicherungs-Gesellschaft AG                                       287       50,032
                                                                             ----------   ----------

                      2 | OPPENHEIMER ABSOLUTE RETURN FUND

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS FEBRUARY 29, 2008 / UNAUDITED

                                                                               SHARES       VALUE
                                                                             ----------   ----------
INSURANCE CONTINUED
Safeco Corp.                                                                      1,045   $   48,342
                                                                             ----------   ----------
Travelers Cos., Inc. (The)                                                        1,084       50,308
                                                                             ----------   ----------
XL Capital Ltd., Cl. A                                                            1,127       40,640
                                                                                          ----------
                                                                                             628,666
                                                                                          ----------
REAL ESTATE INVESTMENT TRUSTS -- 1.1%
Boston Properties, Inc.                                                             555       47,824
                                                                             ----------   ----------
Centro Properties Group                                                          84,820       34,137
                                                                             ----------   ----------
Liberty International plc                                                         2,436       46,251
                                                                             ----------   ----------
Macquarie Office Trust                                                           50,671       49,902
                                                                             ----------   ----------
Unibail-Rodamco                                                                     220       53,700
                                                                                          ----------
                                                                                             231,814
                                                                                          ----------
HEALTH CARE -- 0.7%
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.5%
Smith & Nephew plc                                                                3,984       51,573
                                                                             ----------   ----------
SSL International plc                                                             5,024       48,356
                                                                                          ----------
                                                                                              99,929
                                                                                          ----------
HEALTH CARE PROVIDERS & SERVICES -- 0.2%
Express Scripts, Inc. (1)                                                           804       47,516
                                                                             ----------   ----------
INDUSTRIALS -- 3.2%
AIRLINES -- 0.3%
All Nippon Airways Co. Ltd.                                                      14,000       58,289
                                                                             ----------   ----------
BUILDING PRODUCTS -- 0.3%
Nippon Sheet Glass Co. Ltd.                                                      11,000       51,278
                                                                             ----------   ----------
COMMERCIAL SERVICES & SUPPLIES -- 0.3%
De La Rue plc                                                                     2,904       52,251
                                                                             ----------   ----------
CONSTRUCTION & ENGINEERING -- 0.2%
Leighton Holdings Ltd.                                                            1,146       47,833
                                                                             ----------   ----------
INDUSTRIAL CONGLOMERATES -- 0.3%
Doosan Corp. (1)                                                                    372       71,178
                                                                             ----------   ----------
MACHINERY -- 1.1%
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (1)                             1,550       61,180
                                                                             ----------   ----------
Deere & Co.                                                                         571       48,655
                                                                             ----------   ----------
Glory Ltd.                                                                        2,500       56,617
                                                                             ----------   ----------
Mitsui Engineering & Shipbuilding Co. Ltd.                                       15,000       45,648
                                                                             ----------   ----------
NGK Insulators Ltd.                                                               1,000       22,679
                                                                                          ----------
                                                                                             234,779
                                                                                          ----------
TRANSPORTATION INFRASTRUCTURE -- 0.7%
Macquarie Airports                                                               14,761       47,437
                                                                             ----------   ----------
Macquarie Infrastructure Group                                                   18,931       50,875
                                                                             ----------   ----------
Societe des Autoroutes Paris-Rhin-Rhone                                             481       54,350
                                                                                          ----------
                                                                                             152,662
                                                                                          ----------
INFORMATION TECHNOLOGY -- 1.5%
COMPUTERS & PERIPHERALS -- 0.3%
Mitsumi Electric Co. Ltd.                                                         1,800       55,760
                                                                             ----------   ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.5%
OKI Electric Industry Co. (1)                                                    32,000       57,200
                                                                             ----------   ----------
Taiyo Yuden Co.                                                                   4,000       43,613
                                                                                          ----------
                                                                                             100,813

                      3 | OPPENHEIMER ABSOLUTE RETURN FUND

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS FEBRUARY 29, 2008 / UNAUDITED

                                                                               SHARES       VALUE
                                                                             ----------   ----------
INTERNET SOFTWARE & SERVICES -- 0.3%
NHN Corp. (1)                                                                       239   $   53,102
                                                                             ----------   ----------
OFFICE ELECTRONICS -- 0.2%
Konica Minolta Holdings, Inc.                                                     3,000       42,577
                                                                             ----------   ----------
SOFTWARE -- 0.2%
Nintendo Co. Ltd.                                                                   100       49,652
                                                                             ----------   ----------
MATERIALS -- 4.6%
CHEMICALS -- 1.5%
Altana AG                                                                         2,296       53,036
                                                                             ----------   ----------
Dainippon Ink & Chemicals, Inc.                                                  11,000       39,942
                                                                             ----------   ----------
K+S AG                                                                              205       58,631
                                                                             ----------   ----------
LG Chem Ltd.                                                                        633       52,862
                                                                             ----------   ----------
Monsanto Co.                                                                        462       53,444
                                                                             ----------   ----------
Potash Corp. of Saskatchewan, Inc.                                                  370       58,824
                                                                                          ----------
                                                                                             316,739
                                                                                          ----------
METALS & MINING -- 2.3%
Billiton plc                                                                      1,761       56,770
                                                                             ----------   ----------
Companhia Siderurgica Nacional SA                                                 1,669       62,325
                                                                             ----------   ----------
Freeport-McMoRan Copper & Gold, Inc., Cl. B                                         599       60,415
                                                                             ----------   ----------
Newcrest Mining Ltd.                                                              1,668       58,072
                                                                             ----------   ----------
Nucor Corp.                                                                         888       57,338
                                                                             ----------   ----------
Rio Tinto Ltd.                                                                      472       58,835
                                                                             ----------   ----------
Rio Tinto plc                                                                       523       58,605
                                                                             ----------   ----------
Xstrata plc                                                                         683       53,574
                                                                                          ----------
                                                                                             465,934
                                                                                          ----------
PAPER & FOREST PRODUCTS -- 0.8%
International Paper Co.                                                           1,619       51,322
                                                                             ----------   ----------
Sino-Forest Corp. (1)                                                             2,842       54,804
                                                                             ----------   ----------
Votorantim Celulose e Pape SA, Preference                                         1,759       55,149
                                                                                          ----------
                                                                                             161,275
                                                                                          ----------
TELECOMMUNICATION SERVICES -- 2.2%
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.0%
Brasil Telcom Participacoes SA                                                    3,728       51,585
                                                                             ----------   ----------
Brasil Telecom SA, Preference                                                     5,262       56,942
                                                                             ----------   ----------
Deutsche Telekom AG                                                               2,552       48,520
                                                                             ----------   ----------
France Telecom SA                                                                 1,478       49,663
                                                                             ----------   ----------
KT Corp.                                                                            966       47,520
                                                                             ----------   ----------
Qwest Communications International, Inc.                                          8,774       47,380
                                                                             ----------   ----------
Telstra Corp. Ltd.                                                               20,542       61,774
                                                                             ----------   ----------
Windstream Corp.                                                                  4,400       51,744
                                                                                          ----------
                                                                                             415,128
                                                                                          ----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.2%
Vodafone Group plc                                                               14,669       47,079
                                                                             ----------   ----------
UTILITIES -- 4.5%
ELECTRIC UTILITIES -- 1.7%
British Energy Group plc                                                          5,063       56,892
                                                                             ----------   ----------
Companhia Energetica de Minas Gerais                                              3,284       62,530
                                                                             ----------   ----------
Duke Energy Corp.                                                                 2,700       47,358
                                                                             ----------   ----------
Eletropaulo Metropolitana SA, Cl. B, Preference                                 667,780       54,497
                                                                             ----------   ----------

                      4 | OPPENHEIMER ABSOLUTE RETURN FUND

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS FEBRUARY 29, 2008 / UNAUDITED

                                                                               SHARES       VALUE
                                                                            -----------   ----------
ELECTRIC UTILITIES CONTINUED
FirstEnergy Corp.                                                                   700   $   47,313
                                                                            -----------   ----------
Pinnacle West Capital Corp.                                                       1,300       46,215
                                                                            -----------   ----------
Progress Energy, Inc.                                                             1,100       46,101
                                                                                          ----------
                                                                                             360,906
                                                                                          ----------
ENERGY TRADERS -- 0.3%
Tractebel Energia SA                                                              4,591       57,798
                                                                            -----------   ----------
GAS UTILITIES -- 0.5%
Gaz de France                                                                       964       55,310
                                                                            -----------   ----------
Korea Gas Corp.                                                                     663       49,403
                                                                                          ----------
                                                                                             104,713
                                                                                          ----------
MULTI-UTILITIES -- 1.7%
Consolidated Edison Co. of New York, Inc.                                         1,200       49,068
                                                                            -----------   ----------
Dominion Resources, Inc.                                                          1,207       48,208
                                                                            -----------   ----------
DTE Energy Co.                                                                    1,169       46,538
                                                                            -----------   ----------
RWE AG                                                                              423       51,073
                                                                            -----------   ----------
RWE AG, Preference, Non-Vtg.                                                        500       49,863
                                                                            -----------   ----------
Suez SA                                                                             854       54,234
                                                                            -----------   ----------
Teco Energy, Inc.                                                                 3,000       44,940
                                                                                          ----------
                                                                                             343,924
                                                                                          ----------
WATER UTILITIES -- 0.3%
Companhia de Saneamento Basico do Estado de Sao Paulo                             2,471       58,098
                                                                                          ----------
Total Common Stocks (Cost $7,496,255)                                                      7,234,880

                                                                             PRINCIPAL
                                                                              AMOUNT
                                                                            -----------
STRUCTURED SECURITIES -- 12.2%
Akibare Ltd. Catastrophe Linked Nts., Cl. A, 6.028%,
5/22/12 (5,6)                                                               $   250,000      253,450
                                                                            -----------   ----------
Cascadia Ltd. Catastrophe Linked Nts., 8.271%, 6/13/08 (5,7)                    250,000      250,125
                                                                            -----------   ----------
Champlain Ltd. Catastrophe Linked Nts., Series A,
17.396%, 1/7/09 (5,6)                                                           250,000      254,344
                                                                            -----------   ----------
Eurus Ltd. Catastrophe Linked Nts., 9.556%, 4/8/09 (5,6)                        250,000      253,875
                                                                            -----------   ----------
Fusion 2007 Ltd. Catastrophe Linked Nts., 9.07%,
5/19/09 (5,6)                                                                   250,000      250,663
                                                                            -----------   ----------
GlobeCat Ltd. Catastrophe Linked Nts., 7.01%, 12/30/08 (5)                      250,000      250,313
                                                                            -----------   ----------
Redwood Capital X Ltd. Catastrophe Linked Nts., Series
C, 9.58%, 1/9/09 (5,7)                                                          250,000      250,375
                                                                            -----------   ----------
Successor II Ltd. Catastrophe Linked Nts., Series CIII,
21.599%, 4/6/10 (5,7)                                                           250,000      253,938
                                                                            -----------   ----------
Successor Japan Quake Ltd. Catastrophe Linked Nts., Cl.
A-I, 9.40%, 6/6/08 (5,6)                                                        250,000      250,775
                                                                            -----------   ----------
VASCO Re 2006 Ltd. Catastrophe Linked Nts., 13.641%,
6/5/09 (5,6)                                                                    250,000      254,950
                                                                                          ----------
Total Structured Securities (Cost $2,506,620)                                              2,522,808
                                                                                          ----------

SHORT-TERM NOTES -- 2.4%
Federal National Mortgage Assn., 2.75%, 5/28/08 (8)
(Cost $496,712)                                                                 500,000      497,068

                      5 | OPPENHEIMER ABSOLUTE RETURN FUND

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS FEBRUARY 29, 2008 / UNAUDITED

                                                                     SHARES         VALUE
                                                                   -----------    -----------
INVESTMENT COMPANY -- 41.2%
Oppenheimer Institutional Money Market Fund, Cl. E (9,10)
(Cost $8,521,269)                                                    8,521,269    $ 8,521,269
                                                                   -----------    -----------

Total Investments, at Value (Cost $19,020,856)                            90.8%    18,776,025
                                                                   -----------    -----------
Other Assets Net of Liabilities                                            9.2      1,905,945
                                                                   -----------    -----------
Net Assets                                                               100.0%   $20,681,970
                                                                   ===========    ===========

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See accompanying Notes.

3. A sufficient amount of liquid assets has been designated to cover outstanding written call options.

4. A sufficient amount of liquid assets has been designated to cover outstanding written put options.

5. Represents the current interest rate for a variable or increasing rate security.

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,518,057 or 7.34% of the Fund's net assets as of February 29, 2008.

7. Illiquid security. The aggregate value of illiquid securities as of February 29, 2008 was $754,438, which represents 3.65% of the Fund's net assets. See accompanying Notes.

8. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $497,068. See accompanying Notes.

9. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 29, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                     SHARES           GROSS         GROSS           SHARES
                                                  MAY 31, 2007      ADDITIONS     REDUCTIONS    FEBRUARY 29, 2008
                                                  ------------     ----------     ----------    -----------------
Oppenheimer Institutional Money Market
Fund, Cl. E                                            136,660     31,626,276     23,241,667            8,521,269

                                                                     DIVIDEND
                                                     VALUE            INCOME
                                                   ----------        --------
Oppenheimer Institutional Money Market
Fund, Cl. E                                        $8,521,269        $90,006

10. Rate shown is the 7-day yield as of February 29, 2008.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF FEBRUARY 29, 2008 ARE AS FOLLOWS:

                                  CONTRACT
                           BUY/    AMOUNT             EXPIRATION                 UNREALIZED     UNREALIZED
  CONTRACT DESCRIPTION     SELL    (000S)               DATES          VALUE    APPRECIATION   DEPRECIATION
------------------------   ----   --------         ---------------   --------   ------------   ------------
Argentine Peso (ARP)       Buy         800   ARP   3/19/08-3/27/08   $252,556   $        380   $        194
Australian Dollar (AUD)    Buy         130   AUD            8/5/08    118,399          2,829              -
Australian Dollar (AUD)    Sell         35   AUD           3/31/08     32,478            387              -
Brazilian Real (BRR)       Buy         450   BRR            4/2/08    264,656          1,221              -
Brazilian Real (BRR)       Sell         45   BRR            4/2/08     26,466              2              -
British Pounds Sterling
(GBP)                      Buy         295   GBP    5/30/08-8/5/08    581,472            711            316
British Pounds Sterling
(GBP)                      Sell         65   GBP           3/31/08    128,887            138              -
Canadian Dollar (CAD)      Buy         100   CAD            8/5/08    101,238          1,188              -
Canadian Dollar (CAD)      Sell        275   CAD    3/31/08-8/5/08    278,798            921          1,787
Chinese Renminbi (Yaun)
(CNY)                      Sell      1,900   CNY           3/17/08    268,452              -          1,861
Euro (EUR)                 Buy         290   EUR           5/30/08    438,796          1,418              -
Euro (EUR)                 Sell        640   EUR    3/31/08-8/5/08    969,785              -          6,645
Japanese Yen (JPY)         Buy      10,000   JPY            8/5/08     97,036          2,518              -
Japanese Yen (JPY)         Sell     99,000   JPY    3/31/08-8/5/08    956,631              -         19,243
New Taiwan Dollar (TWD)    Sell      8,000   TWD           3/31/08    261,100              -          3,534
New Turkish Lira (TRY)     Buy         300   TRY           3/28/08    243,401              -          7,477
New Zealand Dollar (NZD)   Buy         325   NZD            4/3/08    258,469              -          5,597
Singapore Dollar (SGD)     Sell        375   SGD           3/31/08    269,244              -            427
South African Rand (ZAR)   Buy       1,800   ZAR           3/31/08    227,990              -         11,120
Swiss Franc (CHF)          Sell        325   CHF   3/19/08-3/31/08    312,086              -         16,374
                                                                                ------------   ------------
Total unrealized appreciation and depreciation                                  $     11,713   $     74,575
                                                                                ============   ============

                      6 | OPPENHEIMER ABSOLUTE RETURN FUND

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS FEBRUARY 29, 2008 / UNAUDITED

FUTURE CONTRACTS AS OF FEBRUARY 29, 2008 ARE AS FOLLOWS:

                                                                                     UNREALIZED
                                    BUY/   EXPIRATION    NUMBER OF                  APPRECIATION
      CONTRACT DESCRIPTION          SELL      DATE       CONTRACTS      VALUE      (DEPRECIATION)
---------------------------------   ----   ----------   ----------   ----------    -------------
DAX Index                           Sell      3/20/08            1   $  256,130    $      43,656
Euro-Bundesobligation, 10 yr.        Buy       3/6/08            3      533,141           17,386
FTSE 100 Index                      Sell      3/20/08            3      347,653            2,753
Japan (Government of) Muni Bonds,
10 yr.                               Buy      3/10/08            4      533,333            8,214
NASDAQ 100 E-Mini Index             Sell      3/20/08            9      314,685           12,146
Nikkei 225 Index                     Buy      3/13/08            2      261,045            1,188
Standard & Poor's 500 E-Mini        Sell      3/20/08           76    5,058,940          523,698
United Kingdom Long Gilt             Buy      6/26/08            2      438,382            7,792
U.S. Long Bond                       Buy      6/19/08            5      593,125            1,456
U.S. Treasury Nts., 2 yr.            Buy      6/30/08            2      429,844            3,091
U.S. Treasury Nts., 10 yr.           Buy      6/19/08            4      469,125           10,904
U.S. Treasury Nts., 10 yr.          Sell      6/19/08            2      234,563           (5,453)
                                                                                   -------------
                                                                                   $     626,831
                                                                                   =============

WRITTEN OPTIONS AS OF FEBRUARY 29, 2008 ARE AS FOLLOWS:

                            NUMBER OF    EXPIRATION    EXERCISE
    DESCRIPTION      TYPE   CONTRACTS       DATE         PRICE       PREMIUM       VALUE
------------------   ----   ----------   ----------   -----------   ----------   ----------
Euro (EUR)           Call      120,000     3/5/08     $    1.5045   $      993   $    2,002
Euro (EUR)           Put       120,000     3/5/08          1.5045          993          246
Euro (EUR)           Call      120,000     3/6/08          1.5115          943          999
Euro (EUR)           Put       120,000     3/6/08          1.5115          943          104
Euro (EUR)           Call      120,000     3/7/08          1.5185        1,043        1,086
Euro (EUR)           Put       120,000     3/7/08          1.5185        1,071        1,086
Japanese Yen (JPY)   Call   18,000,000     3/7/08        104.1500        1,409        1,858
Japanese Yen (JPY)   Put    18,000,000     3/7/08        104.1500        1,453        1,227
                                                                    ----------   ----------
                                                                    $    8,848   $    8,608
                                                                    ==========   ==========

INTEREST RATE SWAP CONTRACTS AS OF FEBRUARY 29, 2008 ARE AS FOLLOWS:

          SWAP                NOTIONAL               PAID BY               RECEIVED BY      TERMINATION
      COUNTERPARTY             AMOUNT                THE FUND               THE FUND           DATE       VALUE
------------------------    -----------         -------------------   --------------------  -----------   --------
Deutsche Bank AG            $   830,000   NZD   Three-Month NZD-BBR                 7.5875%      1/8/18   $  7,472
                            -----------   ---   -------------------   --------------------  -----------   --------
JPMorgan Chase Bank NA       11,000,000   CZK                4.4163%  Six-Month CZK-PRIBOR       2/5/18     (2,253)
                            -----------   ---   -------------------   --------------------  -----------   --------
Merrill Lynch Capital
Services, Inc.                  920,000   SGD                3.3350      Six-Month SGD-SOR       1/8/18     (5,008)
                            -----------   ---   -------------------   --------------------  -----------   --------
Westpac Banking Corp.           730,000   AUD     Six-Month AUD-BBR                 7.0100       1/8/18    (16,728)
                            -----------   ---   -------------------   --------------------  -----------   --------
                                                                                                          $(16,517)
                                                                                                          ========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD                         Australian Dollar
                            Czech
CZK                         Koruna
NZD                         New Zealand Dollar
SGD                         Singapore Dollar

Index abbreviations are as follows:

AUD-BBR                     Australian Dollar Bank Bill Rate
CZK-PRIBOR                  Prague Interbank Offering Rate
NZD-BBR                     New Zealand Dollar Bank Bill Rate
SGD-SOR                     Singapore Swap Offer Rate

                      7 | OPPENHEIMER ABSOLUTE RETURN FUND

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS FEBRUARY 29, 2008 / UNAUDITED

TOTAL RETURN SWAP CONTRACTS AS OF FEBRUARY 29, 2008 ARE AS FOLLOWS:

                                NOTIONAL                                                            TERMINATION
      SWAP COUNTERPARTY          AMOUNT         PAID BY THE FUND         RECEIVED BY THE FUND           DATE          VALUE
----------------------------   -----------   ----------------------   --------------------------   --------------   ---------
                                             One-Month USD BBA
                                             LIBOR minus 300 basis
                                             points and if
                                             negative, the absolute
                                             value of the MSCI        If positive, the Total
                                             Daily Net Malaysia       Return of the MSCI Daily
Citibank NA                    $   389,875   USD Index                Net Malaysia USD Index               3/3/09   $  (9,402)
                               -----------                                                                -------   ---------

                                             One-Month USD BBA
                                             LIBOR plus 20 basis
                                             points and if
                                             negative, the absolute
                                             value of the Total       If positive, the Total
                                             Return of a custom       Return of a custom
Deutsche Bank AG, London         2,062,528   equity basket            equity basket                       9/15/08      (3,109)
                               -----------                                                                -------   ---------
Goldman Sachs International:
                                                                      One-Month USD BBA LIBOR
                                                                      minus 25 basis points and
                                             If positive, the         if negative, the absolute
                                             Total Return of the      value of the
                                   644,074   FTSE 100 Market Index    FTSE 100 Market Index               4/10/08     (10,513)
                                                                      One-Month USD BBA LIBOR
                                                                      minus 15 basis points and
                                             If positive, the         if negative, the absolute
                                             Total Return of the      value of the
                                   267,136   CAC 40 Market Index      CAC 40 Market Index                 4/10/08      (9,898)
                                                                      One-Month USD BBA LIBOR
                                                                      minus 14 basis points and
                                             If positive, the         if negative, the absolute
                                             Total Return of the      value of the DAX
                                   308,259   DAX Market Index         Market Index                        4/10/08     (11,283)
                                                                      One-Month USD BBA LIBOR
                                                                      minus 25 basis points and
                                             If positive, the         if negative, the absolute
                                             Total Return of the      value of the FTSE 100
                                    38,029   FTSE 100 Market Index    Market Index                        4/14/08        (573)
                                                                      One-Month USD BBA LIBOR
                                                                      minus 15 basis points and
                                             If positive, the         if negative, the absolute
                                             Total Return of the      value of the Nikkei
                                    76,035   Nikkei 225 Index         225 Index                          10/13/08        (697)
                                                                      One-Month USD BBA LIBOR
                                                                      minus 25 basis points and
                                             If positive, the         if negative, the absolute
                                             Total Return of the      value of the FTSE 100
                                    89,578   FTSE 100 Market Index    Market Index                        4/14/08      (1,338)
                                                                      One-Month USD BBA LIBOR
                                                                      minus 14 basis points and
                                             If positive, the         if negative, the absolute
                                             Total Return of the      value of the DAX
                                    58,313   DAX Market Index         Market Index                        4/14/08      (1,567)
                                                                      One-Month USD BBA LIBOR
                                             If positive, the         minus 50 basis points and
                                             Total Return of the      if negative, the absolute
                                             S&P Canada (60 Index     value of the S&P Canada
                                   157,049   Market) Index            (60 Index Market) Index              1/8/09      (5,426)
                                                                      One-Month USD BBA LIBOR
                                                                      minus 60 basis points and
                                             If positive, the         if negative, the absolute
                                             Total Return of the      value of the S&P ASX
                                    63,650   S&P ASX 200 Index        200 Index                           4/11/09         302
                                                                      One-Month USD BBA LIBOR
                                                                      minus 25 basis points and
                                             If positive, the         if negative, the absolute
                                             Total Return of the      value of the FTSE 100
                                   118,930   FTSE 100 Market Index    Market Index                         2/9/09       1,797
                                                                      One-Month USD BBA LIBOR
                                                                      minus 14 basis points and
                                             If positive, the         if negative, the absolute
                                             Price Return of the      value of the DAX
                                    31,137   DAX Market Index         Market Index                         2/9/09         467

                      8 | OPPENHEIMER ABSOLUTE RETURN FUND

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS FEBRUARY 29, 2008 / UNAUDITED

                                                                      One-Month USD BBA LIBOR
                                                                      minus 15 basis points and
                                             If positive, the         if negative, the absolute
                                             Price Return of the      value of the CAC 40
                                    44,245   CAC 40 Market Index      Market Index                         2/9/09         699
                                                                      One-Month USD BBA LIBOR
                                                                      minus 60 basis points and
                                             If positive, the         if negative, the absolute
                                             Total Return of the      value of the S&P ASX
                                    22,840   S&P ASX 200 Index        200 Index                           1/12/09         204
                                                                      One-Month USD BBA LIBOR
                                                                      minus 15 basis points and
                                             If positive, the         if negative, the absolute
                                             Total Return of the      value of the Nikkei
                                    75,400   Nikkei 225 Index         225 Index                           1/12/09          11
                                                                      One-Month USD BBA LIBOR
                                             If positive, the         minus 50 basis points and
                                             Total Return of the      if negative, the absolute
                                             S&P Canada (60 Index     value of the S&P Canada
                                   114,282   Market) Index            (60 Index Market) Index              1/8/09      (4,170)
                                                                      One-Month USD BBA LIBOR
                                                                      minus 60 basis points and
                                             If positive, the         if negative, the absolute
                                             Total Return of the      value of the S&P ASX
                                   166,622   S&P ASX 200 Index        200 Index                           2/10/09       1,725
                                                                      One-Month USD BBA LIBOR
                                                                      minus 15 basis points and
                                             If positive, the         if negative, the absolute
                                             Total Return of the      value of the Nikkei
                                    52,282   Nikkei 225 Index         225 Index                           2/17/09      (2,689)
                                                                      One-Month USD BBA LIBOR
                                                                      minus 15 basis points and
                                             If positive, the         if negative, the absolute
                                             Total Return of the      value of the CAC 40
                                   123,961   CAC 40 Market Index      Market Index                         8/7/08       1,737
                                                                      One-Month USD BBA LIBOR
                                                                      minus 60 basis points and
                                             If positive, the         if negative, the absolute
                                             Total Return of the      value of the S&P ASX
                                   318,865   S&P ASX 200 Index        200 Index                            6/9/08       2,811
                                                                      One-Month USD BBA LIBOR
                                             If positive, the         minus 50 basis points and
                                             Total Return of the      if negative, the absolute
                                             S&P Canada (60 Index     value of the S&P Canada
                                   202,540   Market) Index            (60 Index Market) Index              6/5/08      (8,282)
                                                                      One-Month USD BBA LIBOR
                                                                      minus 60 basis points and
                                             If positive, the         if negative, the absolute
                                             Total Return of the      value of the S&P ASX
                                   103,308   S&P ASX 200 Index        200 Index                           9/10/08         931
                                                                      One-Month USD BBA LIBOR
                                                                      minus 25 basis points and
                                             If positive, the         if negative, the absolute
                                             Total Return of the      value of the FTSE 100
                                    25,420   FTSE 100 Market Index    Market Index                        4/14/08        (382)
                                                                      One-Month USD BBA LIBOR
                                                                      minus 15 basis points and
                                             If positive, the         if negative, the absolute
                                             Total Return of the      value of the Nikkei
                                   722,216   Nikkei 225 Index         225 Index                           4/10/08      (6,073)
                                                                      One-Month USD BBA LIBOR
                                                                      minus 25 basis points and
                                             If positive, the         if negative, the absolute
                                             Total Return of the      value of the FTSE 100
                                    39,939   FTSE 100 Market Index    Market Index                        4/14/08        (573)
                                             One-Month USD BBA
                                             LIBOR plus 10 basis
                                             points and if
                                             negative, the absolute
                                             value of the MSCI        If positive, the Total
                                             Daily Net Belgium USD    Return of the MSCI Daily
                                   394,330   Index                    Net Belgium USD Index                2/5/09         984

                      9 | OPPENHEIMER ABSOLUTE RETURN FUND

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS FEBRUARY 29, 2008 / UNAUDITED

                                              One-Month USD BBA
                                              LIBOR plus 10 basis
                                              points and if
                                              negative, the absolute   If positive, the Total
                                              value of the MSCI        Return of the MSCI Daily
                                   389,963    Daily Italy USD Index    Italy USD Index                      2/5/09        (554)
                                              One-Month USD BBA
                                              LIBOR plus 25 basis
                                              points and if
                                              negative, the absolute
                                              value of the MSCI        If positive, the Total
                                              Daily Net Netherlands    Return of the MSCI Daily
                                   395,110    Index                    Net Netherlands Index                2/5/09       4,114
                                                                       If negative, the
                                              If positive the          absolute value of the
                                              Total Return of the      Total Return of the
                                  (511,044)   BOVESPA 4/08 Index       BOVESPA 4/08 Index                  4/17/08     (53,648)

                                              If positive, the         If negative, the absolute
                                              Price Return of the      value of the Price Return
                                              KOSPI200 Futures         of the KOSPI200 Futures
                                  (669,250)   2008-03 futures          2008-03 futures                     3/20/08      91,164
                                 ---------                                                                 -------     -------
Morgan Stanley & Co.
International Ltd.:

                                                                       One-Month USD BBA LIBOR
                                                                       minus 45 basis points and
                                              If positive, the         if negative, the absolute
                                              Total Return of the      value of the MSCI EAFE
                                   876,505    MSCI EAFE Index          Index                               3/10/08     (19,156)
                                                                       One-Month USD BBA LIBOR
                                                                       minus 45 basis points and
                                              If positive, the         if negative, the absolute
                                              Total Return of the      value of the MSCI EAFE
                                 1,001,126    MSCI EAFE Index          Index                               3/10/08     (25,831)
                                 ---------                                                                 -------     -------
                                              One-Month USD BBA
                                              LIBOR minus 100 basis
                                              points and if
                                              negative, the absolute
                                              value of the MSCI        If positive, the Total
                                              Daily Net Australia      Return of the MSCI Daily
UBS AG                             390,484    Index                    Net Australia Index                  3/9/09     (11,318)
                                                                                                                     ---------
                                                                                                                     $ (79,536)
                                                                                                                     =========

Abbreviations are as follows:

BBA LIBOR                      British Bankers' Association London-Interbank Offered Rate
BOVESPA                        Bovespa Index that trades on the Sao Paulo Stock Exchange
                               French Options Market. The index contains 40 stocks selected among the top 100 market capitalization and the most active stocks listed on Euronext Paris and is the underlying asset
CAC 40 Market Index            for options and futures contracts
DAX Market Index               Frankfurt Stock Exchange comprised of the 30 largest and most liquid issues traded on the exchange
FTSE 100 Market Index          United Kingdom 100 most highly capitalized blue chip companies
KOSPI200                       Korean Stock Exchange Capitalization-weighted Index made up of 200 Korean stocks
MSCI                           Morgan Stanley Capital International
                               Morgan Stanley Capital International Europe, Australia and Far East. A stock market index of
MSCI EAFE Index                foreign stocks from the perspective of a North American investor 225
Nikkei 225 Index               top-rated Japanese companies listed on the Tokyo Stock Exchange
                               S&P Australian Securities Exchange. The investable benchmark for the Australian equity market.
S&P ASX 200 Index              The S&P/ASX200 is comprised of the S&P/ASX 100 plus an additional 100 stocks
S&P Canada (60) Index
Market Index                   S&P/Toronto Stock Exchange Capitalization-weighted Index made up of 60 Canadian stocks


NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity

                      10 | OPPENHEIMER ABSOLUTE RETURN FUND

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS FEBRUARY 29, 2008 / UNAUDITED

in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Foreign currency exchange contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and

                      11 | OPPENHEIMER ABSOLUTE RETURN FUND

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS FEBRUARY 29, 2008 / UNAUDITED

semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures), debt securities (interest rate futures) and various commodities (commodity index futures). The Fund may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

                      12 | OPPENHEIMER ABSOLUTE RETURN FUND

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS FEBRUARY 29, 2008 / UNAUDITED

Written option activity for the period ended February 29, 2008 was as follows:

                                    CALL OPTIONS                   PUT OPTIONS
                            ----------------------------    ----------------------------
                              NUMBER OF       AMOUNT OF      NUMBER OF        AMOUNT OF
                              CONTRACTS       PREMIUMS       CONTRACTS        PREMIUMS
                            ------------    ------------    ------------    ------------
Options outstanding as of
May 31, 2007                           -    $          -               -    $          -
Options written              670,530,000         167,741     670,460,000         167,399
Options closed or expired   (340,610,000)        (81,950)   (320,610,000)        (82,583)
Options exercised           (311,560,000)        (81,403)   (331,490,000)        (80,356)
                            ------------    ------------    ------------    ------------
Options outstanding as of
February 29, 2008             18,360,000    $      4,388      18,360,000    $      4,460
                            ============    ============    ============    ============

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic interest payments on the notional amount of the contract. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate.

Interest rate swap agreements include interest rate risk. There is a risk, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received.

TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

ILLIQUID SECURITIES

As of February 29, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

                      13 | OPPENHEIMER ABSOLUTE RETURN FUND

Oppenheimer Absolute Return Fund

STATEMENT OF INVESTMENTS FEBRUARY 29, 2008 / UNAUDITED

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of February 29, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 29, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $ 19,020,856
Federal tax cost of other investments           (3,589,654)
                                              ------------
Total federal tax cost                        $ 15,431,202
                                              ============

Gross unrealized appreciation                 $  1,156,553
Gross unrealized depreciation                     (822,808)
                                              ------------
Net unrealized appreciation                   $    333,745
                                              ============

                      14 | OPPENHEIMER ABSOLUTE RETURN FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 02/29/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Absolute Return Fund

By:     /s/ John V. Murphy
        ---------------------------
        John V. Murphy
        Principal Executive Officer

Date:   04/16/2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ John V. Murphy
        ---------------------------
        John V. Murphy
        Principal Executive Officer
Date:   04/16/2008

By:     /s/ Brian W. Wixted
        ---------------------------
        Brian W. Wixted
        Principal Financial Officer
Date:   04/16/2008